FINANCIAL RISK MANAGEMENT - Foreign Currency Exposure (Details) - Commodity price risk	12 Months Ended
Dec. 31, 2021
Minimum
Assets purchased or indexed to foreign currency exposure
Amount of risk exposure percentage	35.00%
Maximum
Assets purchased or indexed to foreign currency exposure
Amount of risk exposure percentage	40.00%